Note 11 - Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]

NOTE 10: COMMITMENTS AND CONTINGENCIES

a. Royalty Commitment - Israeli Innovation Authority (“IIA”)

The Company is committed to pay royalties to the State of Israel, through the Israel Innovation Authority (“IIA”), on proceeds from sales of products in which the IIA participated by way of grants for research and development. No grants were received in 2025 or 2024. Under the terms of the prior IIA grant agreements, the principal value of financial assistance received along with annual interest based on London Inter-Bank Offered Rate (“LIBOR”) is repayable in form of royalties at 3.0% of BNA™ sales. Since the elimination of LIBOR, the Secured Overnight Financing Rate (“SOFR”) subsequently replaced LIBOR as a reference rate of interest for IIA grant agreements. In the case of lack of commercial feasibility of the project that was financed using the grant, the Company is not obligated to pay any royalty. The Company cannot reasonably determine the outcome of the commercialization of the technology and considers the liability to be contingent upon generation of sales; hence no liability has been recognized as of March 31, 2025, and December 31, 2024. The contingent liability amounts to $5,860 and $5,833 for March 31, 2025, and December 31, 2024, respectively.

Sale of the technology developed utilizing the grants from IIA is restricted and is subject to IIA’s approval.

b. Equity Line of Credit

On December 20, 2024, the Company entered into an equity line of credit agreement with an investor (the “Purchase Agreement”), allowing the Company to direct the investor purchase up to $10,000 in shares of common stock, subject to certain conditions, including filing a registration statement with the U.S. Securities and Exchange Commission (“SEC”). The Company has the right to submit an advance notice for the lower of (i) an amount equal to 40% of the average of the Daily Value Traded (as defined in the Purchase Agreement) of common stock on the five trading days immediately preceding an advance notice, or (ii) $2,000. The purchase price will be 88% of the daily VWAP on the trading day commencing on the date of the advance notice. In connection with the Purchase Agreement, the Company has paid a $300 commitment fee and recorded within non-current prepaid expenses and deposits. The Company incurred $36 of deferred offering costs associated with the Purchase Agreement and recorded within non-current prepaid expenses and deposits. Both the commitment fee and deferred offering costs will be charged against the gross proceeds of future sales of shares of common stock under the Purchase Agreement. The Company may not issue shares to the counterparty if it would result in the counterparty owning more than 9.99% of the outstanding shares of common stock. As of March 31, 2025, the Company did not issue any shares pursuant to the Purchase Agreement.

NOTE 11: COMMITMENTS AND CONTINGENCIES

a. Royalty Commitment - Israeli Innovation Authority (“IIA”)

The Company is committed to pay royalties to the State of Israel, through the IIA, on proceeds from sales of products which the IIA participated by way of grants for research and development. No grants were received in 2024 or 2023. Under the terms of the prior IIA grant agreements, the principal value of financial assistance received along with annual interest based on London Inter-Bank Offered Rate (“LIBOR”) is repayable in form of royalties based on 3.0% of BNA™ sales. Since the elimination of LIBOR, the Secured Overnight Financing Rate (“SOFR”) subsequently replaced LIBOR as a reference rate of interest for IIA grant agreements. In the case of lack of commercial feasibility of the project that was financed using the grant, the Company is not obligated to pay any royalty. The Company cannot reasonably determine the outcome of the commercialization of the technology and considers the liability to be contingent upon generation of sales, hence no liability has been recognized as of December 31, 2024 and 2023. The contingent liability amounts to $5,833 and $5,625 for 2024 and 2023, respectively.

Sale of the technology developed utilizing the grants from IIA is restricted and is subject to IIA’s approval.

b. Equity Line of Credit

On December 20, 2024, the Company entered into an equity line of credit agreement with an investor (the “Purchase Agreement”), allowing the Company to direct the investor purchase up to $10,000 in shares of common stock, subject to certain conditions, including filing a registration statement with the U.S. Securities and Exchange Commission (“SEC”). The Company has the right to submit an advance notice for the lower of (i) an amount equal to 40% of the average of the Daily Value Traded (as defined in the Purchase Agreement) of common stock on the five trading days immediately preceding an advance notice, or (ii) $2,000. The purchase price will be 88% of the daily VWAP on the trading day commencing on the date of the advance notice. In connection with the Purchase Agreement, the Company has committed to pay a $300 commitment fee. The Company may not issue shares to the counterparty if it would result in the counterparty owning more than 9.99% of the outstanding shares of common stock. The Company incurred $36 of deferred offering costs associated with the Purchase Agreement and recorded within prepaid expenses and deposits.

As of December 31, 2024, the Company did not issue any shares pursuant to the Purchase Agreement.